1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of
Shares Security Description Value
Common Stock - 99.3%
Communication Services - 8.6%
500 Cable One, Inc. $ 822,005
5,797 Cogent Communications Holdings,
Inc. 475,180
4,396 Live Nation Entertainment, Inc.
(a)
199,842
1,497,027
Consumer Discretionary - 8.7%
3,663 Bright Horizons Family Solutions,
Inc.
(a)
373,626
10,764 Floor & Decor Holdings, Inc.,
Class A
(a)
345,417
9,596 Monro, Inc. 420,401
37,377 OneSpaWorld Holdings, Ltd. 151,750
4,154 Wayfair, Inc., Class A
(a)
221,990
1,513,184
Consumer Staples - 2.6%
4,152 Calavo Growers, Inc. 239,529
1,031 WD-40 Co. 207,076
446,605
Financials - 5.3%
10,619 Hamilton Lane, Inc., Class A 587,337
12,926 Trupanion, Inc.
(a)
336,464
923,801
Health Care - 17.1%
438 Atrion Corp. 284,700
3,879 Bio-Techne Corp. 735,536
4,563 Cantel Medical Corp. 163,812
7,126 LeMaitre Vascular, Inc. 177,580
2,696 Mesa Laboratories, Inc. 609,539
10,444 OrthoPediatrics Corp.
(a)
414,000
1,836 Repligen Corp.
(a)
177,247
2,716 Teladoc Health, Inc.
(a)
421,007
2,983,421
Industrials - 21.4%
17,973 Douglas Dynamics, Inc. 638,221
3,980 Exponent, Inc. 286,202
7,525 HEICO Corp., Class A 480,848
6,495 Helios Technologies, Inc. 246,291
13,170 IAA, Inc.
(a)
394,573
1,318 IDEX Corp. 182,029
4,752 John Bean Technologies Corp. 352,931
7,845 SiteOne Landscape Supply, Inc.
(a)
577,549
2,948 The Middleby Corp.
(a)
167,682
5,167 Trex Co., Inc.
(a)
414,083
3,740,409
Shares Security Description Value
Information Technology - 35.6%
7,924 Black Knight, Inc.
(a)
$ 460,067
10,567 Blackline, Inc.
(a)
555,930
12,902 Brooks Automation, Inc. 393,511
1,742 Coupa Software, Inc.
(a)
243,410
10,342 Envestnet, Inc.
(a)
556,193
11,248 EVERTEC, Inc. 255,667
26,240 Evo Payments, Inc., Class A
(a)
401,472
7,077 Guidewire Software, Inc.
(a)
561,277
1,357 Littelfuse, Inc. 181,051
7,095 Novanta, Inc.
(a)
566,748
2,287 Okta, Inc.
(a)
279,609
11,417 PROS Holdings, Inc.
(a)
354,269
4,558 Qualys, Inc.
(a)
396,500
10,203 The Descartes Systems Group,
Inc.
(a)
350,881
2,244 Tyler Technologies, Inc.
(a)
665,481
6,222,066
Total Common Stock (Cost $15,871,399) 17,326,513
Investments, at value - 99.3% (Cost
$15,871,399) $ 17,326,513
Other Assets & Liabilities, Net - 0.7% 122,168
Net Assets - 100.0% $ 17,448,681
(a) Non-income producing security.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2020
the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 17,326,513
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 17,326,513